PIMCO Funds

Supplement Dated August 20, 2015 to the

Tax-Efficient Strategy Funds Prospectus, dated July 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a “Fund” and together the “Funds”)

The following changes are made to each Fund effective on the dates noted below.

PIMCO California Intermediate Municipal Bond Fund

Effective September 1, 2015, the sixth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO California Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays California Intermediate Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 5.19 years.

In addition, effective immediately, the PIMCO California Intermediate Municipal Bond Fund is jointly managed by Joe Deane and Julie Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO California Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and Julie Callahan. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015.

PIMCO California Municipal Bond Fund

Effective September 1, 2015, the seventh sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO California Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays California Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 6.54 years.

In addition, effective September 1, 2015, the first sentence in the third paragraph of the “Principal Investment Strategies” section of the PIMCO California Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

In addition, effective immediately, the PIMCO California Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO California Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and David Hammer. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since its inception in May 2012. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

PIMCO California Short Duration Municipal Income Fund

Effective immediately, the PIMCO California Short Duration Municipal Income Fund is jointly managed by Julie Callahan and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO California Short Duration Municipal Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Julie Callahan and David Hammer. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

PIMCO High Yield Municipal Bond Fund

Effective September 1, 2015, the first sentence of the third paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays High Yield Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 7.42 years.

In addition, effective September 1, 2015, the first and second sentences of the second paragraph of the “Performance Information” section of the PIMCO High Yield Municipal Bond Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Effective September 1, 2015, the Fund’s primary benchmark is the Barclays High Yield Municipal Bond Index. The Barclays High Yield Municipal Bond Index is a rules-based, market-value-weighted index that measures the non-investment grade and non-rated U.S. tax-exempt bond market. To be included in the Index, bonds must be rated non-investment-grade (Ba1/BB+/BB+ or below) using the middle rating of the following rating agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine Index eligibility. If only one of the three agencies rates a security, that rating is used. Non-rated issues are also eligible. Bonds must have an outstanding par value of at least $3 million and must be issued as part of a transaction of at least $20 million. The bonds must be fixed-rate, have a dated-date after January 1, 1991, and must be at least one year from their maturity date. Defaulted securities, remarketed issues, taxable municipal bonds, bonds with floating rates, partially pre-refunded bonds where no new securities are issued, illiquid securities that lack reliable pricing, and private placements are excluded from the benchmark. The Fund’s new primary benchmark was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to September 1, 2015, the Fund’s primary benchmark was a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO High Yield Municipal Bond Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (07/31/2006)
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	13.84%	8.40%	4.77%

In addition, effective immediately, the PIMCO High Yield Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO High Yield Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and David Hammer. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

PIMCO Municipal Bond Fund

Effective September 1, 2015, the third sentence in the second paragraph of the “Principal Investment Strategies” section of the PIMCO Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

In addition, effective September 1, 2015, the seventh sentence in the second paragraph of the “Principal Investment Strategies” section of the PIMCO Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 6.40 years.

In addition, effective September 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective September 1, 2015, the Fund’s broad-based securities market index is the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and must be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays Municipal 20 year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22

Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index. The Lipper General & Insured Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays Municipal 20 Year Index (17-22 Year) in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Municipal Bond Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	9.05%	5.16%	4.74%

In addition, effective immediately, the PIMCO Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and David Hammer. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

PIMCO National Intermediate Municipal Bond Fund

Effective September 1, 2015, the tenth sentence in the second paragraph of the “Principal Investment Strategies” section of the PIMCO National Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays 1-15 Year Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 5.11 years.

In addition, effective September 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO National Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective September 1, 2015, the Fund’s broad-based securities market index is the Barclays 1-15 Year Municipal Bond Index. The Barclays 1-15 Year Municipal Bond Index is the 1-15 Year (1-17) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays Municipal Bond 1-20 Year Blend (1-22) Index. The Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays Municipal Bond 1-20 Year Blend (1-22) Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO National Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (05/31/2012)
Barclays 1-15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.36%	2.84%

In addition, effective immediately, the PIMCO National Intermediate Municipal Bond Fund is jointly managed by Joe Deane and Julie Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO National Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and Julie Callahan. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since its inception in May 2012. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015.

PIMCO New York Municipal Bond Fund

Effective September 1, 2015, the sixth sentence in the second paragraph of the “Principal Investment Strategies” section of the PIMCO New York Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays New York Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of June 30, 2015 was 6.49 years.

In addition, effective September 1, 2015, the first sentence in the third paragraph of the “Principal Investment Strategies” section of the PIMCO New York Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

In addition, effective September 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO New York Municipal Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective September 1, 2015, the Fund’s broad-based securities market index is the Barclays New York Municipal Bond Index. The Barclays New York Municipal Bond Index is the New York component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays 20 Year (17-22 Year) New York Municipal Bond Index. The Barclays 20 Year (17-22 Year) New York Municipal Bond Index is the 20 year (17-22) component of the Barclays New York Municipal Bond Index. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays 20 Year (17-22 Year) New York Municipal Bond Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO New York Municipal Bond Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	8.60%	4.89%	4.67%

In addition, effective immediately, the PIMCO New York Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO New York Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and David Hammer. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

PIMCO Short Duration Municipal Income Fund

Effective immediately, the PIMCO Short Duration Municipal Income Fund is jointly managed by Julie Callahan and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Short Duration Municipal Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Julie Callahan and David Hammer. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

Changes to the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus

Effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO California Intermediate Municipal Bond PIMCO California Short Duration Municipal Income PIMCO National Intermediate Municipal Bond PIMCO Short Duration Municipal Income	Julie Callahan	8/15 1/14 8/15 1/14

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California Intermediate Municipal Bond

PIMCO California Municipal Bond

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate Municipal Bond

PIMCO New York Municipal Bond

PIMCO Tax Managed Real Return**

	Joe Deane	7/11 5/12 7/11 7/11 7/11 5/12* 12/14

Executive Vice President, PIMCO. Mr. Deane joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.

PIMCO California Municipal Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal Income

	David Hammer	8/15 8/15 8/15 8/15 8/15 8/15

Executive Vice President, PIMCO. Mr. Hammer is a member of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_082015

PIMCO Funds

Supplement Dated August 20, 2015 to the

International Bond Funds Prospectus dated July 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Fund (the “Fund”)

Effective September 1, 2015, the Fund’s secondary benchmark index is the PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged). Accordingly, effective September 1, 2015, the following changes are made:

The second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Fund’s secondary benchmark index, PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund’s investment strategy more accurately than the Barclays U.S. Aggregate Index. Prior to September 1, 2015, the Fund’s secondary benchmark index was an unhedged version of the same GLADI benchmark as described. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

In addition, the following disclosure is added above the row relating to the PIMCO Global Advantage Bond Index® (GLADI) (NY Close) in the Average Annual Total Returns table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (02/05/2009)
PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged)	2.66%	3.91%	5.25%

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_082015

PIMCO Funds

Supplement dated August 20, 2015 to the

Statement of Additional Information dated July 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (the “Funds”)

Effective immediately, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. In addition, effective immediately, each of the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund is jointly managed by Julie Callahan and David Hammer. In addition, effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly managed by Joe Deane and Julie Callahan.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Hammer[16]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00

[16]

Effective August 20, 2015, Mr. Hammer co-manages the PIMCO California Municipal Bond Fund ($8.5 million), the PIMCO California Short Duration Municipal Income Fund ($167.6 million), the PIMCO High Yield Municipal Bond Fund ($10,592.3 million), the PIMCO Municipal Bond Fund ($585.4 million), the PIMCO New York Municipal Bond Fund ($140 million) and the PIMCO Short Duration Municipal Income Fund ($215.2 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective August 20, 2015, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly managed by Joe Deane and Julie Callahan. Effective August 20, 2015, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is jointly managed by Joe Deane and David Hammer. Effective August 20, 2015, each of the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund is jointly managed by Julie Callahan and David Hammer. Information pertaining to accounts managed by Mr. Hammer is as of July 31, 2015.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Hammer[2]	PIMCO California Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO High Yield Municipal Bond	None
	PIMCO Municipal Bond	None
	PIMCO New York Municipal Bond	None
	PIMCO Short Duration Municipal Income	None

[2]

Effective August 20, 2015, Mr. Hammer co-manages the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund. Information for Mr. Hammer pertaining to these Funds is as of July 31, 2015.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_082015